Guarantor Subsidiaries (Condensed Consolidating Statements of Cash Flows) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013 concept		Dec. 31, 2012
Operating Activities:
Net income	$ 106,618		$ 174,792		$ 150,230
Adjustments to reconcile net income to net cash flows from operating activities:
Depreciation and other	195,162		193,700		179,147
Amortization of Intangible Assets Including Discontinued Operations	14,692		10,933		5,378
Share-based payments expense	13,384		16,831		19,362
Windfall excess tax benefits related to share-based payments	(1,964)		(3,698)		(5,740)
Deferred income taxes	(22,611)		(10,933)		87,573
Impairment expense	0		32,732		0
(Income) loss from equity method investments, net	28,734		(19,928)		5,184
Amortization of deferred financing fees and debt discount	4,116		6,394		9,235
Loss from early extinguishment of debt	2,018		6,013		953
Other	(1,750)		(2,039)		(5,053)
Equity in (income) losses of subsidiaries	0		0		0
Cash flows from changes in operating assets and liabilities:
Accounts receivable, net	8,671		7,978		(17,061)
Content library	19,747		(22,459)		(30,693)
Prepaid expenses and other current assets	44,282		(50,542)		(6,963)
Other assets	1,702		230		858
Accounts payable	(68,912)		1,491		60,104
Accrued payable to retailers	(6,847)		(4,088)		10,461
Other accrued liabilities	1,309		(9,573)		2,787
Net Cash Provided by (Used in) Operating Activities	338,351	[1]	327,834	[1]	465,762	[1]
Investing Activities:
Purchases of property and equipment	(97,924)		(161,412)		(209,910)
Proceeds from sale of property and equipment	1,977		13,344		1,131
Acquisition of business, net of cash acquired	0		244,036		0
Receipt of note receivable principal	0		22,913		0
Cash paid for equity investments	(24,500)		(28,000)		(39,727)
Payments for (Proceeds from) Other Investing Activities	5,000		0		0
Investments in and advances to affiliates	0		0		0
Net Cash Provided by (Used in) Investing Activities	(115,447)	[1]	(397,191)	[1]	(348,506)	[1]
Financing Activities:
Proceeds from issuance of senior unsecured notes	295,500		343,769		0
Proceeds from new borrowing on Credit Facility	642,000		400,000		0
Principal payments on Credit Facility	(680,125)		(215,313)		(10,938)
Payments of Financing Costs	2,911	[2]	2,203		0
Settlement and conversion of convertible debt	(51,149)		(172,211)		(20,575)
Repurchases of common stock	(545,091)	[3]	(195,004)		(139,724)
Principal payments on capital lease obligations and other debt	(13,996)		(14,834)		(16,392)
Windfall excess tax benefits related to share-based payments	1,964		3,698		5,740
Withholding tax paid on vesting of restricted stock net of proceeds from exercise of stock options	(520)		8,460		4,592
Net Cash Provided by (Used in) Financing Activities	(354,328)	[1]	156,362	[1]	(177,297)	[1]
Effect of Exchange Rate on Cash and Cash Equivalents	2,683		1,538		1,080
Cash and Cash Equivalents, Period Increase (Decrease)	(128,741)		88,543		(58,961)	[1]
Cash and cash equivalents:
Beginning of period	371,437		282,894		341,855
End of period	242,696		371,437		282,894
Number of discontinued concepts			4
Reportable Legal Entities | Outerwall Inc.
Operating Activities:
Net income	106,618		174,792		150,230
Adjustments to reconcile net income to net cash flows from operating activities:
Depreciation and other	35,139		29,640		30,836
Amortization of Intangible Assets Including Discontinued Operations	1,433		2,245		2,346
Share-based payments expense	9,693		9,903		10,998
Windfall excess tax benefits related to share-based payments	(1,964)		(3,698)		(5,740)
Deferred income taxes	304		9,228		18,578
Impairment expense			32,444
(Income) loss from equity method investments, net	530		(65,063)		2,179
Amortization of deferred financing fees and debt discount	4,116		6,394		9,235
Loss from early extinguishment of debt	2,018		6,013		953
Other	(1,250)		827		(2,343)
Equity in (income) losses of subsidiaries	(104,829)		(109,682)		(141,327)
Cash flows from changes in operating assets and liabilities:
Accounts receivable, net	(1,130)		(1,144)		(371)
Content library	36		1,093		(673)
Prepaid expenses and other current assets	40,826		(43,762)		1,386
Other assets	75		201		39
Accounts payable	(3,017)		1,319		815
Accrued payable to retailers	(1,896)		(6,181)		7,432
Other accrued liabilities	(840)		13,184		(5,008)
Net Cash Provided by (Used in) Operating Activities	85,862	[1]	57,753	[1]	79,565	[1]
Investing Activities:
Purchases of property and equipment	(33,602)		(58,763)		(64,423)
Proceeds from sale of property and equipment	750		12,147		302
Acquisition of business, net of cash acquired			244,036
Receipt of note receivable principal			22,913
Cash paid for equity investments	0		0		(10,877)
Payments for (Proceeds from) Other Investing Activities	0
Investments in and advances to affiliates	166,145		125,856		96,990
Net Cash Provided by (Used in) Investing Activities	133,293	[1]	(141,883)	[1]	21,992	[1]
Financing Activities:
Proceeds from issuance of senior unsecured notes	295,500		343,769
Proceeds from new borrowing on Credit Facility	642,000		400,000
Principal payments on Credit Facility	(680,125)		(215,313)		(10,938)
Payments of Financing Costs	2,911		2,203
Settlement and conversion of convertible debt	(51,149)		(172,211)		(20,575)
Repurchases of common stock	(545,091)		(195,004)		(139,724)
Principal payments on capital lease obligations and other debt	(13,552)		(14,200)		(8,226)
Windfall excess tax benefits related to share-based payments	1,964		3,698		5,740
Withholding tax paid on vesting of restricted stock net of proceeds from exercise of stock options	(520)		8,460		4,592
Net Cash Provided by (Used in) Financing Activities	(353,884)	[1]	156,996	[1]	(169,131)
Effect of Exchange Rate on Cash and Cash Equivalents	368		(105)		(196)
Cash and Cash Equivalents, Period Increase (Decrease)	(134,361)		72,761		(67,770)	[1]
Cash and cash equivalents:
Beginning of period	315,250		242,489		310,259
End of period	180,889		315,250		242,489
Reportable Legal Entities | Combined Guarantor Subsidiaries
Operating Activities:
Net income	104,829		109,682		141,327
Adjustments to reconcile net income to net cash flows from operating activities:
Depreciation and other	150,904		158,801		144,805
Amortization of Intangible Assets Including Discontinued Operations	13,259		8,688		3,032
Share-based payments expense	3,691		6,928		8,364
Windfall excess tax benefits related to share-based payments	0		0		0
Deferred income taxes	(17,232)		(15,727)		70,607
Impairment expense			288
(Income) loss from equity method investments, net	28,204		45,135		3,005
Amortization of deferred financing fees and debt discount	0		0		0
Loss from early extinguishment of debt	0		0		0
Other	(548)		(2,951)		(2,720)
Equity in (income) losses of subsidiaries	14,378		11,037		6,355
Cash flows from changes in operating assets and liabilities:
Accounts receivable, net	8,787		10,639		(15,787)
Content library	20,206		(23,357)		(27,079)
Prepaid expenses and other current assets	3,753		(6,280)		(8,159)
Other assets	1,558		400		848
Accounts payable	(65,737)		(408)		57,527
Accrued payable to retailers	(5,149)		1,633		1,025
Other accrued liabilities	1,988		(22,751)		7,520
Net Cash Provided by (Used in) Operating Activities	262,891	[1]	281,757	[1]	390,670	[1]
Investing Activities:
Purchases of property and equipment	(57,909)		(88,431)		(132,528)
Proceeds from sale of property and equipment	1,227		1,189		782
Acquisition of business, net of cash acquired			0
Receipt of note receivable principal			0
Cash paid for equity investments	(24,500)		(28,000)		(28,850)
Payments for (Proceeds from) Other Investing Activities	5,000
Investments in and advances to affiliates	(178,406)		(156,659)		(122,272)
Net Cash Provided by (Used in) Investing Activities	(254,588)	[1]	(271,901)	[1]	(382,868)	[1]
Financing Activities:
Proceeds from issuance of senior unsecured notes	0		0
Proceeds from new borrowing on Credit Facility	0		0
Principal payments on Credit Facility	0		0		0
Payments of Financing Costs	0		0
Settlement and conversion of convertible debt	0		0		0
Repurchases of common stock	0		0		0
Principal payments on capital lease obligations and other debt	(3)		(217)		(7,802)
Windfall excess tax benefits related to share-based payments	0		0		0
Withholding tax paid on vesting of restricted stock net of proceeds from exercise of stock options	0		0		0
Net Cash Provided by (Used in) Financing Activities	(3)	[1]	(217)	[1]	(7,802)
Effect of Exchange Rate on Cash and Cash Equivalents	0		0		0
Cash and Cash Equivalents, Period Increase (Decrease)	8,300		9,639		0	[1]
Cash and cash equivalents:
Beginning of period	9,639		0		0
End of period	17,939		9,639		0
Reportable Legal Entities | Combined Non-Guarantor Subsidiaries
Operating Activities:
Net income	(14,378)		(11,037)		(6,355)
Adjustments to reconcile net income to net cash flows from operating activities:
Depreciation and other	9,119		5,259		3,506
Amortization of Intangible Assets Including Discontinued Operations	0		0		0
Share-based payments expense	0		0		0
Windfall excess tax benefits related to share-based payments	0		0		0
Deferred income taxes	(5,683)		(4,434)		(1,612)
Impairment expense			0
(Income) loss from equity method investments, net	0		0		0
Amortization of deferred financing fees and debt discount	0		0		0
Loss from early extinguishment of debt	0		0		0
Other	48		31		10
Equity in (income) losses of subsidiaries	0		0		0
Cash flows from changes in operating assets and liabilities:
Accounts receivable, net	1,014		(1,517)		(903)
Content library	(495)		(195)		(2,941)
Prepaid expenses and other current assets	(297)		(500)		(190)
Other assets	69		(371)		(29)
Accounts payable	(158)		226		1,946
Accrued payable to retailers	198		460		2,004
Other accrued liabilities	161		(6)		275
Net Cash Provided by (Used in) Operating Activities	(10,402)	[1]	(12,084)	[1]	(4,289)	[1]
Investing Activities:
Purchases of property and equipment	(6,413)		(14,218)		(12,959)
Proceeds from sale of property and equipment	0		8		47
Acquisition of business, net of cash acquired			0
Receipt of note receivable principal			0
Cash paid for equity investments	0		0		0
Payments for (Proceeds from) Other Investing Activities	0
Investments in and advances to affiliates	12,261		30,857		25,282
Net Cash Provided by (Used in) Investing Activities	5,848	[1]	16,647	[1]	12,370	[1]
Financing Activities:
Proceeds from issuance of senior unsecured notes	0		0
Proceeds from new borrowing on Credit Facility	0		0
Principal payments on Credit Facility	0		0		0
Payments of Financing Costs	0		0
Settlement and conversion of convertible debt	0		0		0
Repurchases of common stock	0		0		0
Principal payments on capital lease obligations and other debt	(441)		(417)		(364)
Windfall excess tax benefits related to share-based payments	0		0		0
Withholding tax paid on vesting of restricted stock net of proceeds from exercise of stock options	0		0		0
Net Cash Provided by (Used in) Financing Activities	(441)	[1]	(417)	[1]	(364)
Effect of Exchange Rate on Cash and Cash Equivalents	2,315		1,643		1,276
Cash and Cash Equivalents, Period Increase (Decrease)	(2,680)		5,789		8,993	[1]
Cash and cash equivalents:
Beginning of period	46,548		40,759		31,766
End of period	43,868		46,548		40,759
Eliminations and Consolidation Reclassifications
Operating Activities:
Net income	(90,451)		(98,645)		(134,972)
Adjustments to reconcile net income to net cash flows from operating activities:
Depreciation and other	0		0		0
Amortization of Intangible Assets Including Discontinued Operations	0		0		0
Share-based payments expense	0		0		0
Windfall excess tax benefits related to share-based payments	0		0		0
Deferred income taxes	0		0		0
Impairment expense			0
(Income) loss from equity method investments, net	0		0		0
Amortization of deferred financing fees and debt discount	0		0		0
Loss from early extinguishment of debt	0		0		0
Other	0		54		0
Equity in (income) losses of subsidiaries	90,451		98,645		134,972
Cash flows from changes in operating assets and liabilities:
Accounts receivable, net	0		0		0
Content library	0		0		0
Prepaid expenses and other current assets	0		0		0
Other assets	0		0		0
Accounts payable	0		354		(184)
Accrued payable to retailers	0		0		0
Other accrued liabilities	0		0		0
Net Cash Provided by (Used in) Operating Activities	0	[1]	408	[1]	(184)	[1]
Investing Activities:
Purchases of property and equipment	0		0		0
Proceeds from sale of property and equipment	0		0		0
Acquisition of business, net of cash acquired			0
Receipt of note receivable principal			0
Cash paid for equity investments	0		0		0
Payments for (Proceeds from) Other Investing Activities	0
Investments in and advances to affiliates	0		(54)		0
Net Cash Provided by (Used in) Investing Activities	0	[1]	(54)	[1]	0	[1]
Financing Activities:
Proceeds from issuance of senior unsecured notes	0		0
Proceeds from new borrowing on Credit Facility	0		0
Principal payments on Credit Facility	0		0		0
Payments of Financing Costs	0		0
Settlement and conversion of convertible debt	0		0		0
Repurchases of common stock	0		0		0
Principal payments on capital lease obligations and other debt	0		0		0
Windfall excess tax benefits related to share-based payments	0		0		0
Withholding tax paid on vesting of restricted stock net of proceeds from exercise of stock options	0		0		0
Net Cash Provided by (Used in) Financing Activities	0	[1]	0	[1]	0
Effect of Exchange Rate on Cash and Cash Equivalents	0		0		0
Cash and Cash Equivalents, Period Increase (Decrease)	0		354		(184)	[1]
Cash and cash equivalents:
Beginning of period	0		(354)		(170)
End of period	0		0		(354)
NCR Asset Acquisition [Member]
Investing Activities:
Acquisition of business, net of cash acquired					100,000
NCR Asset Acquisition [Member] | Reportable Legal Entities | Outerwall Inc.
Investing Activities:
Acquisition of business, net of cash acquired					0
NCR Asset Acquisition [Member] | Reportable Legal Entities | Combined Guarantor Subsidiaries
Investing Activities:
Acquisition of business, net of cash acquired					100,000
NCR Asset Acquisition [Member] | Reportable Legal Entities | Combined Non-Guarantor Subsidiaries
Investing Activities:
Acquisition of business, net of cash acquired					0
NCR Asset Acquisition [Member] | Eliminations and Consolidation Reclassifications
Investing Activities:
Acquisition of business, net of cash acquired					$ 0

[1]	During the first quarter of 2015, we discontinued our Redbox operations in Canada and during 2013, we discontinued four ventures, Orango, Rubi, Crisp Market, and Star Studio. Cash flows from these discontinued operations are not segregated from cash flows from continuing operations in all periods presented. See Note 12: Discontinued Operations for cash flow disclosures related to our discontinued Redbox operations in Canada.
[2]	Total financing costs associated with the Credit Facility and senior unsecured notes issued in the second quarter of 2014 were $8.2 million composed of non-cash debt issue costs of $4.5 million recorded as debt discount associated with our issuance of $300.0 million senior unsecured notes due 2021, $1.5 million in deferred financing fees associated with the senior unsecured notes, and $2.2 million in deferred financing fees associated with the refinancing of our credit facility. The cash payments for financing costs associated with the Credit Facility and senior unsecured notes in 2014 were $2.9 million. The remaining accrued balance of the total financing cost as of December 31, 2014 was $0.8 million.
[3]	The total cost of repurchases of common stock in 2014 was $545.1 million, which includes $3.7 million in fees and expenses relating to the tender offer recorded as part of the cost of treasury stock in our Consolidated Balance Sheets. The cash payments for the tender offer fees in 2014 were $3.7 million.